INCOME TAXES - Disclosure of effective tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Loss before taxes on income	$ (37,058)	$ (24,137)	$ (6,098)
Tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 8,523	$ 5,551	$ 1,402
Share-based payment expenses which are not deductible	(2,012)	(2,035)	(682)
Carry forward losses without deferred taxes recognition	(6,872)	(3,249)	(527)
Other	(90)	(899)	(178)
Effective tax benefit (expense)	$ (451)	$ (632)	$ 15